Stock-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 253.5	$ 256.3	$ 234.9
Tax benefit	$ 53.2	$ 64.1	$ 82.2
Number of shares available for grant (in shares)	53.3
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	2 years
Weighted average grant date fair value (in usd per share)	$ 71.63	$ 73.54	$ 72.00
Shares issued in period (in shares)	0.9	1.3	0.5
Shares expected to be issued (in shares)	1.2
Total compensation cost not yet recognized	$ 57.9
Period for recognition of the compensation cost not yet recognized (in months)	12 months
Shareholder Value Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Weighted average grant date fair value (in usd per share)	$ 48.51	$ 66.25	$ 48.68
Shares issued in period (in shares)	0.7	1.1	1.0
Shares expected to be issued (in shares)	1.0
Total compensation cost not yet recognized	$ 52.2
Period for recognition of the compensation cost not yet recognized (in months)	20 months
Expected dividend yield (in percentage)	2.50%	2.50%	2.00%
Risk-free interest rate (in percentage)	2.31%	1.38%	0.92%
Volatility (in percentage)	22.26%	22.91%	21.68%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Weighted average grant date fair value (in usd per share)	$ 70.95	$ 72.47	$ 71.46
Shares issued in period (in shares)	1.0	0.9	0.6
Shares expected to be issued (in shares)	0.8
Total compensation cost not yet recognized	$ 99.7
Period for recognition of the compensation cost not yet recognized (in months)	21 months
Grants in period (in shares)	1.3	1.4	1.3